Cameco Corporation	12 Months Ended
Dec. 31, 2024
Cameco Corporation [Abstract]
Cameco Corporation
Notes to consolidated financial statements
For the years ended December 31, 2024 and 2023
1.

Cameco Corporation
Cameco Corporation is incorporated under the Canada Business Corporations Act. The address of its registered office is 2121
11th Street West, Saskatoon, Saskatchewan, S7M 1J3. The consolidated financial statements as at and for the year ended
December 31, 2024 comprise Cameco Corporation and its subsidiaries (collectively, the Company or Cameco) and the
Company’s interests in associates and joint arrangements.
Cameco is one of the world’s largest providers of the uranium needed to generate clean, reliable baseload electricity around the globe. The Company has operations in northern Saskatchewan and the United States, as well as a 40 % interest in Joint
Venture Inkai LLP (JV Inkai), a joint arrangement with Joint Stock Company National Atomic Company Kazatomprom
(Kazatomprom), located in Kazakhstan. Cameco also has a 49 % interest in Westinghouse Electric Company (Westinghouse), a joint venture with Brookfield Renewable Partners and its institutional partners (collectively, Brookfield). Westinghouse is one of the world’s largest nuclear services businesses with corporate headquarters in Pennsylvania and operations around the world. Both JV Inkai and Westinghouse are accounted for on an equity basis (see note 12).
Cameco has two

operating mines, Cigar Lake and McArthur River as well as a mill at Key Lake. The Rabbit Lake operation was placed in care and maintenance in 2016. Cameco’s operations in the United States, Crow Butte and Smith Ranch-
Highland, are not currently producing as the decision was made in 2016 to curtail production and defer all wellfield development. See note 28 for the financial statement impact.
The Company is also a leading provider of nuclear fuel processing services, supplying much of the world’s reactor fleet with the fuel to generate one of the cleanest sources of electricity available today. It operates the world’s largest commercial refinery in Blind River, Ontario, controls a significant portion of the world UF
6

primary conversion capacity in Port Hope,
Ontario and is a leading manufacturer of fuel assemblies and reactor components for CANDU reactors at facilities in Port
Hope and Cobourg, Ontario.